Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassifications	$ 4,066	$ 6,189	$ 8,003
Activity for the period	48,378	6,159	(402,502)
Reclassifications to NCI	(24,022)
Cumulative adjustment for adoption of ASU 2016-01			2,863
Unrealized gain/ (loss) on equity securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	(2,863)
Reclassifications		0	0
Activity for the period		0	0
Cumulative adjustment for adoption of ASU 2016-01			2,863
Ending balance		0	0
Unrealized gain/(loss) on available for sale debt securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	6,159	0	402,502
Reclassifications	0	0	0
Activity for the period	48,378	6,159	(402,502)
Reclassifications to NCI	(24,022)
Cumulative adjustment for adoption of ASU 2016-01			0
Ending balance	30,515	6,159	0
Unrealized gain/(loss) on interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(4,066)	(10,255)	(18,258)
Reclassifications	4,066	6,189	8,003
Activity for the period	0	0	0
Reclassifications to NCI	0
Cumulative adjustment for adoption of ASU 2016-01			0
Ending balance	0	(4,066)	(10,255)
Total Accumulated Other Comprehensive Income/(Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2,093	(10,255)	381,381
Ending balance	$ 30,515	$ 2,093	$ (10,255)